RELATED PARTY BALANCES AND TRANSACTIONS - (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net Amount due from the related party	$ 665,916	$ 42,857	$ 0
Kaiming Hu
Related Party Transaction [Line Items]
Net Amount due from the related party	635,049
Receivables related to capital contribution	665,916
Payable for payroll tax reimbursement	$ 30,866